NVIT BNY Mellon Dynamic US Equity Income Fund Average Annual Total Returns	12 Months Ended	44 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	15.72%	13.59%	14.59%
Russell 1000® Value Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.91%		11.33%	10.53%
Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent	18.63%		14.64%	11.72%
Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent	18.43%		14.45%	11.53%
Class X Shares
Prospectus [Line Items]
Average Annual Return, Percent	18.81%		14.80%	11.79%
Class Y Shares
Prospectus [Line Items]
Average Annual Return, Percent	18.63%		14.64%	11.72%
Class Z Shares
Prospectus [Line Items]
Average Annual Return, Percent	18.55%		14.51%	11.55%